                               [NATIONWIDE LOGO]
                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

May 6, 1997

VIA EDGAR

The United States Securities
 and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:          Nationwide VL Separate Account-B
                  Nationwide Life and Annuity Insurance Company
                  Post-Effective Amendment No. 1
                  SEC File No. 333-12333
                  CIK No. 0001021533

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Life and Annuity Insurance Company (the "Company") and its VL Separate Account-B (the "Separate Account"), this is to certify that the form of the Prospectus or Statement of Additional Information that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the Prospectus or Statement of Additional Information contained in Post-Effective Amendment No.1 to the Registration Statement for the Company and the Separate Account which became effective May 1, 1997.

If there are any questions in connection with the enclosed, please contact the undersigned at (614) 249-7452.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ BRIAN M. BACON

Brian M. Bacon
Counsel

cc:      Mr. Kevin Kirchoff
         Stop 10-6

    Two Nationwide Plaza 2-13-01 o PO Box 182008 o Columbus, Ohio 43218-2008